Contents of Significant Accounts - Operating Revenues - Additional Information (Detail) $ in Millions	Dec. 31, 2018 TWD ($)
Disclosure of additional information about revenue [Abstract]
Revenue that was included in contract liability balance at beginning of period	$ 3,815
Transaction price allocated to unsatisfied performance obligations	3,148
Asset recognized from the cost to fulfill a contract with customer	$ 567